Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,000,000
Previously Paid Amount
Total Fee Amount	6,352.60
Total Offset Amount
Net Fee	$ 6,352.60